Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) t	Dec. 31, 2018 USD ($) t
Disclosure of finance lease and operating lease by lessee [Line Items]
Leased motor vehicle to secure finance lease liabilities, average discount interest rate		5.18%
Capital commitment relating to the construction of factory building improvement and acquisition of machinery	$ 5.8	$ 0.6
Corporate guarantee	38.5	36.9
Commitments in respect of management consulting services with related parties	0.3	$ 0.2
Bottom of range [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable operating lease arrangements terms		1 year
Commitments to purchase raw materials	$ 200.0	$ 136.0
Commitments to purchase raw materials, metric tons | t	20,996	22,450
Top of range [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable operating lease arrangements terms		30 years
Commitments to purchase raw materials	$ 290.0	$ 176.0
Commitments to purchase raw materials, metric tons | t	30,580	28,940
Contingent liability for guarantees | Top of range [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Corporate guarantee	$ 24.7	$ 24.3
Charoong Thai Wire and Cable Public Company Limited [Member] | Contingent liability for guarantees
Disclosure of finance lease and operating lease by lessee [Line Items]
Corporate guarantee	$ 0.0	$ 2.0